Cover	3 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Registrant Name	REVELYST, INC.
Document Type	POS AM
Entity Central Index Key	0001943705
Amendment Flag	true
Amendment Description	EXPLANATORY NOTERevelyst, Inc. is filing this Post-Effective Amendment No. 1 to the Registration Statement on Form S-4 (File No. 333-276525), filed initially with the U.S. Securities and Exchange Commission (“SEC”) on January 16, 2024 and originally declared effective by the SEC on March 22, 2024, to include (a) information relating to the transactions contemplated by that certain (i) Agreement and Plan of Merger, dated as of October 4, 2024, by and among Vista Outdoor Inc., Revelyst, Inc. Cabin Ridge Inc. and Olibre LLC, (ii) that certain Amended and Restated Separation Agreement, dated as of October 4, 2024, by and between Vista Outdoor and Revelyst and (iii) that certain Amendment No. 6 to Agreement and Plan of Merger, dated as of October 4, 2024, by and among Vista Outdoor Inc., Revelyst, Inc., CSG Elevate II Inc., CSG Elevate III Inc. and CZECHOSLOVAK GROUP a.s, (b) the audited historical combined financial statements of the Revelyst Business as of and for the fiscal year ended March 31, 2024 and the unaudited historical condensed combined financial statements of the Revelyst Business as of and for the fiscal period ended June 30, 2024, (c) the audited historical financial statements of Revelyst, Inc. as of and for the fiscal year ended March 31, 2024 and the unaudited historical condensed financial statements of Revelyst, Inc. as of and for the fiscal period ended June 30, 2024, (d) the audited historical financial statements of Vista Outdoor Inc. as of and for the fiscal year ended March 31, 2024 and the unaudited historical condensed financial statements of Vista Outdoor Inc. as of and for the fiscal period ended June 30, 2024 and (e) certain other related updates.